B1 Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Reportable Segments
Segment information 2024

	Networks	Cloud Software and Services	Enterprise	Other	Group/Total segments
Segment sales	158,207	62,635	24,863	2,175	247,880
Net sales	158,207	62,635	24,863	2,175	247,880

Gross income	73,648	23,021	12,788	–92	109,365
Gross margin (%)	46.6%	36.8%	51.4%	–4.2%	44.1%

Earnings (loss) before financial items and income tax (EBIT) 1)2)	25,665	–435	–22,083	1,166	4,313
EBIT margin (%)	16.2%	–0.7%	–88.8%	53.6%	1.7%
Financial income and expenses, net					–1,724
Income after financial items					2,589
Income tax					–2,215
Net income					374

Other segment items
Share in earnings of associated companies	94	2	–	–342	–246
Amortizations	–1,288	–30	–2,661	–1	–3,980
Depreciations	–4,187	–1,381	–274	–198	–6,040
Impairment losses 1)	–305	–87	–15,308	–14	–15,714
Restructuring charges	–1,899	–2,434	–511	–168	–5,012
Gains/losses on investments and sale of operations	–7	10	–165	17	–145
1)
Segment Enterprise includes impairment of goodwill and intangible assets of SEK –15.3 billion, mainly related to the acquisition of Vonage in 2022. For more information, see note C1 “Intangible assets.”
2)
Segment Other includes a gain of SEK 1.9 billion from the resolution of a commercial dispute, see note B4 “Other operating income and expenses.”

Segment information 2023

	Networks	Cloud Software and Services	Enterprise	Other	Group/Total segments
Segment sales	171,442	63,630	25,745	2,534	263,351
Net sales	171,442	63,630	25,745	2,534	263,351

Gross income	67,959	22,088	12,016	–461	101,602
Gross margin (%)	39.6%	34.7%	46.7%	–18.2%	38.6%

Earnings (loss) before financial items and income tax (EBIT) 1)	19,382	–220	–38,336	–1,152	–20,326
EBIT margin (%)	11.3%	–0.3%	–148.9%	–45.5%	–7.7%
Financial income and expenses, net					–2,993
Income (loss) after financial items					–23,319
Income tax					–2,785
Net income (loss)					–26,104

Other segment items
Share in earnings of associated companies	83	41	–	–	124
Amortizations	–1,013	–43	–3,401	–1	–4,458
Depreciations	–4,460	–1,470	–274	–495	–6,699
Impairment losses 1)	–527	–176	–31,952	–77	–32,732
Restructuring charges	–4,437	–1,924	–173	13	–6,521
Gains/losses on investments and sale of operations	–24	–39	–16	–206	–285

1) Segment Enterprise includes impairment of goodwill of SEK –31.9 billion related to the acquisition of Vonage. For more information, see note C1 “Intangible assets.”

Segment information 2022

	Networks	Cloud Software and Services	Enterprise	Other	Group/Total segments
Segment sales	193,468	60,524	14,597	2,957	271,546
Net sales	193,468	60,524	14,597	2,957	271,546

Gross income	86,368	20,106	7,096	–275	113,295
Gross margin (%)	44.6%	33.2%	48.6%	–9.3%	41.7%

Earnings (loss) before financial items and income tax (EBIT) 1)	38,512	–1,689	–4,473	–5,330	27,020
EBIT margin (%)	19.9%	–2.8%	–30.6%	–180.3%	10.0%
Financial income and expenses, net					–2,411
Income after financial items					24,609
Income tax					–5,497
Net income					19,112

Other segment items
Share in earnings of associated companies	30	27	–	–40	17
Amortizations	–1,424	–122	–2,019	–12	–3,577
Depreciations	–4,073	–1,792	–515	–185	–6,565
Impairment losses	–211	–91	–87	–12	–401
Restructuring charges	–146	–96	–65	–92	–399
Gains/losses on investments and sale of operations	253	–	111	–108	256

1)
Segment Other includes a provision of SEK –2.3 billion related to the DPA breach resolution with the US Department of Justice, including expenses for the extended monitorship, and by SEK –1.0 billion due to charges related to the divestment of IoT and other portfolio adjustments.

Summary of Products and Services by Segment
Products and Services by Segments

	Networks	Cloud Software and Services	Enterprise	Other	Total
2024
Products	121,814	22,409	5,927	–	150,150
Services	36,393	40,226	18,936	2,175	97,730
Total	158,207	62,635	24,863	2,175	247,880

2023
Pro d ucts	131,393	21,672	5,704	–4	158,765
Services	40,049	41,958	20,041	2,538	104,586
Total	171,442	63,630	25,745	2,534	263,351

2022
Products	147,997	21,105	4,923	–1	174,024
Services	45,471	39,419	9,674	2,958	97,522
Total	193,468	60,524	14,597	2,957	271,546

Summary of Geographical Information

Market area 2024
	Net sales					Non-current assets 5)

	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
North America 1)	57,875	14,326	598	87	72,886	18,223
Europe and Latin America 2)	40,855	22,271	284	–	63,410	66,765
South East Asia, Oceania and India 3)	23,259	9,114	37	–	32,410	1,005
North East Asia 4)	14,477	4,142	18	124	18,761	1,374
Middle East and Africa	10,344	9,761	678	–12	20,771	173
Other 1) 2) 3) 4) 6)	11,397	3,021	23,248	1,976	39,642	–
Total	158,207	62,635	24,863	2,175	247,880	87,540
1) of which in the United States 6)					98,265	17,175

2) of which in EU 6)					35,264	62,126
of which in Sweden 6)					2,341	61,065
3) of which in India 6)					15,194	569
4) of which in Japan 6)					9,072	199
4) of which in China 6)					10,221	1,007

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer.
Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2023
	Net sales					Non-current assets 5)

	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
North America 1)	44,640	14,199	266	125	59,230	33,214
Europe and Latin America 2)	42,298	22,270	245	71	64,884	64,497
South East Asia, Oceania and India 3)	43,235	10,038	36	9	53,318	886
North East Asia 4)	18,986	4,720	37	189	23,932	1,775
Middle East and Africa	12,902	10,457	378	2	23,739	174
Other 1) 2) 3) 4) 6)	9,381	1,946	24,783	2,138	38,248	–
Total	171,442	63,630	25,745	2,534	263,351	100,546
1) of which in the United States 6)					85,313	32,133
2) of which in EU 6)					34,257	59,456
of which in Sweden 6)					1,774	58,728
3) of which in India 6)					31,205	535
4) of which in Japan 6)					10,139	132
4) of which in China 6)					10,716	1,449

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer.
Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2022
	Net sales					Non-current assets 5)

	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
North America 1)	81,917	13,362	47	68	95,394	41,065
Europe and Latin America 2)	44,644	21,638	99	409	66,790	93,612
South East Asia, Oceania and India 3)	23,695	9,179	17	60	32,951	999
North East Asia 4)	22,488	4,015	8	222	26,733	3,385
Middle East and Africa	11,707	10,472	368	24	22,571	–804
Other 1) 2) 3) 4) 6)	9,017	1,858	14,058	2,174	27,107	–
Total	193,468	60,524	14,597	2,957	271,546	138,257
1) of which in the United States 6)					109,709	39,906
2) of which in EU 6)					35,859	92,167
of which in Sweden 6)					3,239	88,057
3) of which in India 6)					10,957	519
4) of which in Japan 6)					9,965	187
4) of which in China 6)					10,523	2,068

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.